Document and Entity Information	12 Months Ended
Oct. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2021
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38187
Entity Registrant Name	Micro Focus International plc
Entity Central Index Key	0001359711
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	The Lawn
Entity Address, Address Line Two	22-30 OLD BATH ROAD
Entity Address, Address Line Three	Newbury
Entity Address, City or Town	Berkshire
Entity Address, Postal Zip Code	RG14 1QN
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares and* American Depository Shares, each representing one ordinary share of Micro Focus International plc
Trading Symbol	MFGP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	92,985,425
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Suzanne Chase
Entity Address, Address Line One	The Lawn
Entity Address, Address Line Two	20-30 Old Bath Road
Entity Address, Address Line Three	Newbury
Entity Address, City or Town	Berkshire
Entity Address, Postal Zip Code	RG14 1QN
Entity Address, Country	GB
City Area Code	44
Local Phone Number	1635 565 200
Contact Personnel Email Address	company.secretary@microfocus.com